Income taxes - Disclosure of deferred tax balances (Details) - CAD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Taxes [Abstract]
Deferred tax assets	$ 105,432	$ 85,795
Deferred tax liabilities	(31,081)	(157,406)
Deferred tax assets (liabilities)	$ 74,351	$ (71,611)	$ (35,680)